Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total for all associates
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 59	$ 105	$ 18
Total for all joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	3,392	1,580	1,764
Property plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 13,642	$ 10,354	$ 9,381